SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	December 31, 2021	December 31, 2020	December 31, 2019
Cost of sales	$437	$—	$—
Research and development	208,935	21,419	3,793
Selling, general and administrative	238,705	31,344	3,253
	$448,077	$52,763	$7,046

Share-based Payment Arrangement, Option, Activity
A summary of option balances under the 2021 and 2011 Share Incentive Plan as of December 31, 2021, and changes during the year then ended are as follows:

	Number of options (1)	Weighted-average exercise price (1)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) (2)
Outstanding at January 1, 2020	48,686,115	$0.19	8.57	$104,634
Granted	28,040,518	$0.73
Exercised	(5,198,548)	$0.04
Forfeited	(141,519)	$0.05
Cancelled	—	$—
Outstanding at December 31, 2020	71,386,566	$0.41	8.39	$360,631
Granted	46,297,737	$0.01
Exercised	(3,715,925)	$0.22
Forfeited	(681,312)	$0.50
Cancelled	—	$—
Outstanding at December 31, 2021	113,287,066	$0.20	8.28	$605,788
Exercisable at December 31, 2021	100,391,350	$0.17	8.22	$539,762
(1)Results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021. See Note 7, for details.
(2) Intrinsic value is calculated as the difference between the fair value of REE’s Class A ordinary shares as of the end of each reporting period and the exercise price of the option.

Share-based Payment Arrangement, Option, Exercise Price Range
The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2021:

	Outstanding Options			Exercisable Options
Range of exercise prices	Number of outstanding options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price	Number of exercisable options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price
$0.00 - $0.02	58,945,159	4.82	$0.00	52,555,526	4.84	$0.00
$0.02 - $0.05	23,664,317	1.36	$0.01	23,146,974	1.50	$0.01
$0.05 - $0.10	854,454	0.05	$0.00	674,217	0.04	$0.00
$0.10 - $1.00	25,867,252	1.76	$0.10	21,424,617	1.62	$0.10
$1.00 - $9.74	3,955,884	0.29	$0.09	2,590,016	0.22	$0.07
Total	113,287,066	8.28	$0.20	100,391,350	8.22	$0.17

Share-based Payment Arrangement, Restricted Stock Unit, Activity
Restricted share units activity

The following table summarizes restricted share units activity:

	Number of restricted share units outstanding	Weighted-average ordinary fair value per share at grant date
Outstanding at January 1, 2021	—	$—
Granted	492,782	4.35
Vested	—	—
Forfeited	—	—
Expired	—	—
Outstanding at December 31, 2021	492,782	$4.35
Exercisable at December 31, 2021	—